PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2022
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

20.	PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Tax	219,196	111,572	184,687	78,260
Social security	1,567	1,270
Labor	375,416	304,744	297,507	218,200
Civil	851,305	139,824	25,502	17,869
Environmental	37,341	16,942	2,859	2,739
Deposit of a guarantee			23,109	22,737
	1,484,825	574,352	533,664	339,805

Classified:
Current	73,089	66,047
Non-current	1,411,736	508,305	533,664	339,805
	1,484,825	574,352	533,664	339,805

There has been an increase in probable contingencies due to the incorporation of the assets of the companies acquired in 2022. The balances refer to BRL 511,948 from CSN Cimentos Brasil S.A. (formerly LafargeHolcim), BRL 321,028 from Companhia Estadual de Geração de Energia Elétrica (CEEE-G), and BRL 598 from Metalgráfica Iguaçú S.A.

The changes in tax, social security, labor, civil and environmental provisions in the year ended December 31, 2022 can be summarized as follows:

						Consolidated
					Current + Non-current
Nature	12/31/2021	Additions	Accrued charges	Consolidation of companies	Net utilization of reversal	12/31/2022
Tax	111,572	74,097	10,595	30,035	(7,103)	219,196
Social security	1,270	1,093	19		(815)	1,567
Labor	304,744	36,203	36,852	89,101	(91,484)	375,416
Civil	139,824	27,668	21,406	702,720	(40,313)	851,305
Environmental	16,942	22,319	1,120		(3,040)	37,341
	574,352	161,380	69,992	821,856	(142,755)	1,484,825

The provision for tax, social security, labor, civil and environmental risks was estimated by Management and is mainly based on the legal advisors’ assessment. Only lawsuits for which the risk is classified as probable loss are provisioned. Additionally, tax liabilities from actions initiated by the Company is included in this provision and is subject to SELIC (Central Bank’s policy rate).

Tax proceedings

The main lawsuits that are considered by the external legal advisors as probable loss, to which CSN or its subsidiaries are parties, are (i) some ISS tax assessment notices; (ii) divergences between calculated and paid ICMS; (iii) Requests for offsetting not approved due to lack of credit rights.

Labor proceedings

The Group appears as a defendant in labor claims. The majority of claims for actions are related to subsidiary and/or joint liability, equal pay, unhealthy and hazardous work premiums, overtime, health insurance, indemnity claims arising from alleged involvement of occupational diseases or accidents at work, intra-day break and differences in profit sharing in the years 1997 to 1999 and 2000 to 2003.

During the year ended December 31, 2022, there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company's accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company's accounting policies.

Civil proceedings

Among the civil lawsuits in which it is a defendant, there are mainly suits for damages. Such processes, in general, result from work accidents, occupational diseases, contractual discussions, related to the Group's industrial activities, real estate actions, health insurance.

Environmental proceedings

The main environmental lawsuits that are considered by the external legal advisors to be probable losses, to which CSN or its subsidiaries are a party, are (i) administrative infraction notices, for alleged environmental violations; (ii) judicial annulment actions and tax foreclosures, arising from environmental fines; (iii) procedural fines for alleged non-compliance with court orders.

Among the environmental administrative/judicial proceedings in which the Company is a defendant, there are administrative procedures aimed at finding possible occurrences of environmental irregularities and regularizing environmental licenses; at the judicial level, there are actions for the enforcement of fines imposed as a result of such alleged irregularities and public civil actions with a request for regularization combined with indemnities, which consist of environmental recomposition, in most cases. Such processes, in general, result from discussions of alleged impact to the environment related to the Company's industrial activities.

▪	Administrative and judicial proceedings

The Company does not make provisions for lawsuits, which Management’s expectations, based on the opinion of legal counsel, is a possible loss. The following table shows a summary of the balance of the main matters classified as possible risk compared to the balance as of December 31, 2022 and 2021.

		Consolidated
	12/31/2022	12/31/2021
Assessment Notice and imposition of fine (AIIM) / Tax Enforcement - Income tax and social contribution - Capital gain on sale of NAMISA's shares	14,174,838	13,015,938

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.	4,920,177	4,242,051

Assessment Notice and Imposition of fine (AIIM) / Tax Enforcement - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	2,388,423	2,017,602

Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011, 2012, 2014, 2015 and 2016.	4,104,626	4,137,519

Assessment Notice and Imposition of fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá (1)	715,152

ICMS - SEFAZ/RJ - Electricity Credits	950,469	867,521

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	2,138,608	1,660,888

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	666,816	614,528

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	357,006	326,361

Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	663,594	600,895

Assessment Notice and imposition of fine (AIIM)/ Action for annulment - IRRF- Capital Gain of CFM vendors located abroad	289,406	266,649

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,143,275	1,079,951

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,255,251	1,142,386

Other tax lawsuits (federal, state, and municipal) (1)	5,579,232	3,877,976

Assessment Notice and imposition of fine (AIIM) - Charge of IRRF- RFB - Business Combinations of CSN Mineração held in 2015.	986,196	889,179

ICMS - SEFAZ/RJ - Disallowance of credits on acquisitions of Intermediate Products	623,748	562,307

Assessment Notice and imposition of fine (AIIM) - RFB - Disallowance of credits PIS/COFINS of inputs and freight	1,238,018	1,116,228

Social security lawsuits	187,338	214,323

Action to discuss the balance of the construction contract – Tebas	560,638	507,719

Action related to power supply payment’s charge - Light	386,834	324,371

Action that discusses Negotiation of energy sales - COPEN - CEEE-G (1)	193,469

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G (1)	192,212

Enforcement action applied by Brazilian antitrust authorities (CADE)	109,206	98,740

Civil Public Action - Districts / School / Nursery relocation-CdP Dam		14,876

Other civil lawsuits (1)	1,168,591	845,043

Labor and social security lawsuits (1)	1,726,517	1,536,967

Tax foreclosures – Fine – Volta Redonda IV	122,639	104,400

ACP landfill Márcia	306,389	306,389

Other environmental lawsuits (1)	539,410	424,143
	47,688,078	40,794,950
(1)	After the acquisitions of CSN Cimentos Brasil (formerly LafargeHolcim (Brasil) S.A.), Companhia Estadual de Geração de Energia Elétrica (CEEE-G), Companhia Energética Chapecó and Metalgráfica Iguaçu S.A. these line items were impacted by the existing legal cases of each entity.

In the first quarter of 2021, the Group was notified of an arbitration proceeding based on an alleged unfulfillment of iron ore supply contracts. The counterparty asks for approximately US$1 billion, and the Company has no knowledge of the basis for the estimates of the amount asked. As opposed, the Company understands to be a creditor in the contracts. Finally, the Company informs that has responded the arbitration requirements in conjunction with its legal counselors and is currently at the initial stage of its defense. The Company expects the arbitration will be concluded in 2 to 3 years. The relevance of the arbitration to the Company is related to the amount attributed to the cause and its eventual financial impact. The discussion involves arbitration disputes initiated by both parties.

The Company has been offering judicial guarantees (Guarantee Insurance/Letter of Guarantee) in the total amount updated to December 31, 2022 of R$4,939,419 (December 31, 2021 R$4,732,009), as determined by the procedural legislation in force.

The assessments made by legal advisors define these administrative and judicial proceedings as a possible risk of loss and, consequently, no loss provisions have been recognized in accordance with Management's judgment and with IFRS.

Accounting Policy

Only provisions estimated as probable risk of loss are recorded, substantiated in the assessment of our legal advisors, and at amounts that will be required to settle the litigations. The obligation is updated in accordance with the evolution of the lawsuit or financial charges incurred and may be reversed if the estimated loss is no longer considered probable due to changes in circumstances or derecognized when the obligation is settled.